SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS EAFE® Equity Index Fund

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the fund’s summary prospectus.

Thomas O’Brien, CFA. Vice President of Northern Trust Investments, Inc. Portfolio Manager of the fund. Joined the fund in 2013.

Joseph LaPorta. Officer of Northern Trust Investments, Inc. Portfolio Manager of the fund. Joined the fund in 2013.

Please Retain This Supplement for Future Reference

November 7, 2013 PROSTKR-314